Severance and Retention - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) Employee	Dec. 31, 2019 USD ($) Employee
Restructuring and Related Activities [Abstract]
Severance and retention expense | $	$ 2,503	$ 1,403
Number of employees associated with reduction in workforce | Employee	39	33